Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31, 2018	March 31, 2017
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	53,925,560	54,372,931
Effect of dilutive share options outstanding	1,060,230	998,895
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,985,790	55,371,826